Share-based compensation expenses - Share options issued by Pintec (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Jul. 31, 2018	May 31, 2018	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based compensation expenses
Exercise price		$ 0.000125
Options Outstanding
Granted (shares)	740,000	16,042,500
Weighted-Average Grant-Date Fair Value
Granted (in dollars per share)			$ 2.19
Additional Information
Weighted average grant date fair value of options granted			$ 2.19
Share-based compensation expenses			$ 14		$ (972)
Fair value assumptions
Fair value of the underlying shares on the date of option grants (in US$)	$ 1.4506	$ 1.2785
Second Share Incentive Plan
Additional Information
Share based compensation by share based payment arrangement percentage of outstanding stock eligible to be issued as stock options			2.00%
Options expiration period (in years)			10 years
Employee Stock Option
Options Outstanding
Granted (shares)			0	0	0
Additional Information
Unrecognized share-based compensation expenses			$ 0
Intrinsic value of options exercised			0	$ 0	$ 1
Share-based compensation expenses			$ 0	$ 0	$ (973)